Employee Compensation (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2023	April 30, 2022
Expected dividend yield	4.5% - 4.6%	4.2%
Expected share price volatility	20.9%	16.8%
Risk-free rate of return	3.2%	1.8% - 1.9%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	122.31	135.58

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
Current service cost	41	59	2	2
Net interest (income) expense on net defined benefit (asset) liability	(15)	(7)	10	9
Past service cost (income)	-	-	-	-
Gain on settlement	-	-	-	-
Administrative expenses	2	1	-	-
Benefits expense	28	53	12	11
Government pension plans expense (1)	121	75	-	-
Defined contribution expense	63	36	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	212	164	12	11

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2023	April 30, 2022	April 30, 2023	April 30, 2022
Current service cost	82	118	3	4
Net interest (income) expense on net defined benefit (asset) liability	(32)	(14)	21	18
Past service cost (income)	(1)	-	-	-
Gain on settlement	-	(1)	-	-
Administrative expenses	4	2	-	-
Benefits expense	53	105	24	22
Government pension plans expense (1)	197	140	-	-
Defined contribution expense	144	101	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	394	346	24	22

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.